UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22548

Wall Street EWM Funds Trust
(Exact name of registrant as specified in charter)

55 E. 52nd Street, 23rd Floor

New York, NY 10055
(Address of principal executive offices) (Zip code)

Frederick Taylor, President

Wall Street EWM Funds Trust

55 E. 52nd Street, 23rd Floor

New York, NY 10055
(Name and address of agent for service)

(212) 497-0845 or (800) 443-4693

Registrant’s telephone number, including area code

Date of fiscal year end: 12/31/2024

Date of reporting period: July 1, 2023 – June 30, 2024

Item 1. Reports to Stockholders.

(a)

Evercore Equity Fund
EWMCX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Evercore Equity Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at http://www.evercoreequityfund.com. You can also request this information by contacting us at 1-800-443-4693.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Evercore Equity Fund	$46	0.89%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$457,397,123
Number of Holdings	38
Portfolio Turnover	2%
Visit http://www.evercoreequityfund.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%) of net assets
Information Technology	25.5%
Consumer Discretionary	21.2%
Financials	16.1%
Health Care	9.9%
Energy	6.3%
Communication Services	5.6%
Real Estate	4.3%
Industrials	4.1%
Materials	2.1%
Consumer Staples	1.9%
Cash & Other	3.0%

Top 10 Issuers	(%) of net assets
NVIDIA Corp.	5.7%
Microsoft Corp.	5.7%
Alphabet, Inc.	5.6%
Apple, Inc.	4.8%
Amazon.com, Inc.	3.7%
UnitedHealth Group, Inc.	3.4%
Mastercard, Inc.	3.4%
JPMorgan Chase & Co.	3.3%
AutoZone, Inc.	3.3%
Thermo Fisher Scientific, Inc.	3.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://www.evercoreequityfund.com
The Evercore Equity Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Evercore Equity Fund documents not be householded, please contact Evercore Equity Fund at 1-800-443-4693, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Evercore Equity Fund or your financial intermediary.
Evercore Equity Fund	PAGE 1	TSR-SAR-93208V304

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

EVERCORE EQUITY FUND
Core Financial Statements
June 30, 2024

Evercore Equity Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 96.9%
Beverages – 1.9%
Constellation Brands, Inc. - Class A	34,250	$ 8,811,840
Building Materials – 2.6%
Builders FirstSource, Inc.(a)	85,585	11,845,820
Chemicals – 2.1%
Celanese Corp.	69,960	9,436,904
Distributors – 1.4%
Pool Corp.	21,095	6,483,126
Drugs – 1.7%
Abbott Laboratories	73,210	7,607,251
Electrical Equipment – 4.5%
CDW Corp.	62,485	13,986,642
Generac Holdings, Inc.(a)	50,600	6,690,332
		20,676,974
Energy – 3.5%
Chevron Corp.	35,495	5,552,128
EOG Resources, Inc.	83,030	10,450,986
		16,003,114
Financial Services – 13.8%
BlackRock, Inc. - Class A	8,635	6,798,508
JPMorgan Chase & Co.	74,515	15,071,404
Mastercard, Inc. - Class A	35,505	15,663,386
Morgan Stanley	129,195	12,556,462
The Blackstone Group Inc. - Class A	106,060	13,130,228
		63,219,988
Health Care Services – 8.2%
Novo Nordisk AS - ADR	51,000	7,279,740
Thermo Fisher Scientific, Inc.	26,635	14,729,155
UnitedHealth Group, Inc.	30,790	15,680,115
		37,689,010
Insurance – 2.4%
Chubb Ltd.	41,960	10,703,157
Office Equipment – 4.8%
Apple, Inc.	104,180	21,942,392
Pipelines – 2.8%
Williams Companies, Inc.	303,245	12,887,913
Property Management – 2.5%
CBRE Group, Inc. - Class A(a)	129,325	11,524,151

The accompanying notes are an integral part of these financial statements.

1

Evercore Equity Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Restaurants – 2.0%
McDonald’s Corp.	36,270	$9,243,047
Retail – 2.8%
TJX Companies, Inc.	115,925	12,763,343
Semiconductors – 5.7%
NVIDIA Corp.	211,550	26,134,887
Services – 11.6%
Accenture PLC - Class A	34,325	10,414,548
Alphabet, Inc. - Class A	44,825	8,164,874
Alphabet, Inc. - Class C	95,020	17,428,568
Amazon.com, Inc.(a)	88,290	17,062,043
		53,070,033
Software – 9.6%
Adobe Systems, Inc.(a)	19,760	10,977,470
Ansys, Inc.(a)	21,600	6,944,400
Microsoft Corp.	58,350	26,079,533
		44,001,403
Specialty Retail – 11.2%
AutoZone, Inc.(a)	5,065	15,013,166
BorgWarner, Inc.	175,675	5,663,762
Crocs, Inc.(a)	78,165	11,407,400
Home Depot, Inc.	40,640	13,989,914
Nike, Inc. - Class B	69,730	5,255,550
		51,329,792
Telecommunications – 1.8%
American Tower Corp. - REIT	41,895	8,143,550
TOTAL COMMON STOCKS (Cost $194,785,425)		443,517,695
SHORT-TERM INVESTMENTS – 3.1%
Money Market Funds – 3.1%
Invesco Government & Agency Portfolio - Class Institutional, 5.24%(b)	14,071,415	14,071,415
TOTAL SHORT-TERM INVESTMENTS (Cost $14,071,415)		14,071,415
TOTAL INVESTMENTS – 100.0% (Cost $208,856,840)		$457,589,110
Liabilities in Excess of Other Assets - 0.0%(c)		(191,987)
TOTAL NET ASSETS – 100.0%		$457,397,123

The accompanying notes are an integral part of these financial statements.

2

Evercore Equity Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

EVERCORE EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

ASSETS:
Investments, at value (cost $208,856,840)	$457,589,110
Receivable for fund shares sold	3,564
Dividends receivable	142,241
Interest receivable	59,063
Prepaid expenses	19,086
Total assets	457,813,064
LIABILITIES:
Payable for fund shares redeemed	3,711
Investment advisory fee payable (Note 4)	280,570
Payable for fund administration and accounting fees	85,486
Accrued expenses and other payables	46,174
Total liabilities	415,941
NET ASSETS	$457,397,123
Net Assets Consist of:
Capital stock	$199,272,272
Total distributable earnings	258,124,851
TOTAL NET ASSETS	457,397,123
Shares outstanding (unlimited shares authorized, no par value)	12,580,543
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$36.36

The accompanying notes are an integral part of these financial statements.

4

EVERCORE EQUITY FUND
STATEMENT OF OPERATIONS
For the period ended June 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividend income	$2,671,591
Interest income	389,834
Less: foreign taxes withheld	(6,635)
Total investment income	3,054,790
EXPENSES:
Investment advisory fees (Note 4)	1,628,672
Fund administration and accounting fees	188,212
Legal fees	21,098
Trustees’ fees and expenses (Note 4)	18,652
Federal and state registration fees	17,384
Transfer agent fees and expenses	17,196
Insurance expense	11,284
Custody fees	10,468
Audit and tax fees	8,822
Reports to shareholders	4,576
Miscellaneous expenses	3,816
Total expenses	1,930,180
Net Investment Income	1,124,610
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investment transactions	4,326,176
Change in unrealized appreciation on investments	28,963,271
Net realized and unrealized gain on investments	33,289,447
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,414,057

The accompanying notes are an integral part of these financial statements.

5

STATEMENTS OF CHANGES IN NET ASSETS

	Evercore Equity Fund
	For Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
OPERATIONS:
Net investment income	$1,124,610	$2,083,548
Net realized gain on investment transactions	4,326,176	7,236,169
Change in unrealized appreciation on investments	28,963,271	78,810,843
Net increase in net assets resulting from operations	34,414,057	88,130,560
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	34,094,102	31,205,914
Cost of shares redeemed	(15,980,458)	(26,190,672)
Reinvested distributions	—	783,549
Net increase in net assets resulting from capital share transactions	18,113,644	5,798,791
Distributions to Shareholders	—	(2,088,290)
Total Increase In Net Assets	52,527,701	91,841,061
NET ASSETS:
Beginning of period	404,869,422	313,028,361
End of period	$457,397,123	$404,869,422

The accompanying notes are an integral part of these financial statements.

6

EVERCORE EQUITY FUND
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of common stock outstanding throughout each period

	Six Months Ended June 30, 2024 (Unaudited)	Years Ended December 31,
		2023	2022	2021	2020	2019	2018	2017	2016	2015	2014
Per Share Data
Net asset value, beginning of period	$33.58	$26.38	$33.65	$26.81	$21.80	$16.10	$17.32	$14.07	$13.40	$14.39	$13.23
Income from investment operations:
Net investment income(1)	0.09	0.17	0.15	0.01	0.01	0.08	0.02	0.02	0.02	0.04	0.02
Net realized and unrealized gain (loss) on investments	2.69	7.20	(7.27)	7.88	5.24	6.11	(0.88)	3.55	0.69	(0.37)	2.07
Total from investment operations	2.78	7.37	(7.12)	7.89	5.25	6.19	(0.86)	3.57	0.71	(0.33)	2.09
LESS DISTRIBUTIONS:
Distributions from net investment income	—	(0.17)	(0.15)	(0.00)(2)	(0.02)	(0.08)	(0.04)	(0.05)	(0.03)	(0.04)	(0.02)
Distributions from net realized gains from security transactions	—	—	0.00	(1.05)	(0.22)	(0.41)	(0.32)	(0.27)	(0.01)	(0.62)	(0.91)
Total distributions	—	(0.17)	(0.15)	(1.05)	(0.24)	(0.49)	(0.36)	(0.32)	(0.04)	(0.66)	(0.93)
Net asset value, end of period	$36.36	$33.58	$26.38	$33.65	$26.81	$21.80	$16.10	$17.32	$14.07	$13.40	$14.39
Total return	8.28%	27.95%	(21.17) %	29.46%	24.12%	38.46%	(4.94) %	25.35%	5.31%	(2.30) %	15.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$457,397	$404,869	$313,028	$380,175	$271,393	$203,115	$137,523	$143,081	$114,616	$109,354	$97,184
Ratio of operating expenses to average net assets, before reimbursements/ recoupment:	0.89%	0.93%	0.93%	0.95%	0.98%	0.99%	1.02%	1.06%	1.07%	1.07%	1.29%
Ratio of operating expenses to average net assets, net of reimbursements/ recoupment:	0.89%	0.93%	0.93%	0.96%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets, before reimbursements/ recoupment:	0.52%	0.59%	0.53%	0.05%	0.10%	0.43%	0.11%	0.06%	0.08%	0.27%	(0.14) %
Ratio of net investment income (loss) to average net assets, net of reimbursements/ recoupment:	0.52%	0.59%	0.53%	0.04%	0.08%	0.42%	0.13%	0.12%	0.16%	0.34%	0.15%
Portfolio turnover rate	1.53%	9.66%	11.68%	9.12%	8.13%	15.11%	14.13%	10.73%	22.60%	23.52%	21.53%

(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Amount per share is less than $0.01.
The accompanying notes are an integral part of these financial statements.

7

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)
1. Organization
The Evercore Equity Fund (the “Fund”) is the sole series of Wall Street EWM Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 12, 2011. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is a diversified series with its own investment objectives and policies within the Trust. The Fund seeks to produce growth of capital by investing principally in a diversified portfolio of common stocks. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates and assumptions.
(a)
Investment Valuation – Securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on the over-the-counter market and listed securities for which there were no transactions are valued at the last sale price. Investments in open-end mutual funds (other than exchange-traded funds) are valued at their respective net asset values (“NAV”) on the valuation date.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Evercore Wealth Management, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
U.S. GAAP requires disclosures regarding the valuation inputs and techniques used to measure fair value and any changes in such valuation inputs and techniques. The various inputs used in determining the value of each of the Fund’s investments are summarized in the following three broad categories:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

8

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited) (Continued)
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of June 30, 2024, the Fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks*	$443,517,695	$ —	$ —	$443,517,695
Short-Term Investment	14,071,415	—	—	14,071,415
Total Investments	$457,589,110	$—	$—	$457,589,110

*	Please refer to the Schedule of Investments for further industry breakout.
(b)
Federal Income and Excise Taxes – The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended December 31, 2020. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.
(c)
Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gain, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

(d)
Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT and MLP distributions is generally not known until after the end of each calendar year. The Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. Due to the nature of REIT and MLP investments, a portion of the distributions received by the Fund's shareholders may represent a return of capital. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. These reclassifications have no effect on net assets, results of operations or NAV per share.
3. Investment Transactions
The aggregate purchases and sales of securities for the period ended June 30, 2024, excluding short-term investments, were $23,815,882 and $6,443,542, respectively. There were no purchases or sales of long-term U.S. government securities.

9

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited) (Continued)
4. Investment Adviser
The Fund has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain trustees and officers of the Fund are also officers and directors of the Adviser. Pursuant to this Agreement, the Adviser is entitled to receive a management fee, calculated daily and payable monthly, at an annual rate of 0.75% of the Fund's average daily net assets.
The Adviser has contractually agreed to waive its management fee and reimburse the Fund's other expenses to the extent necessary to ensure that the total annual operating expenses (excluding all federal, state and local taxes, interest, dividends and interest on short positions, acquired fund fees and expenses, brokerage commissions and other costs incurred in connection with the purchase and sale of securities and extraordinary items) do not exceed 1.00% of the Fund's average daily net assets. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal period during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred. As of June 30, 2024, the Adviser has recouped all eligible previously waived expenses.
Mr. Frederick Taylor serves as an Interested Trustee on the Trust as that term is defined in Section 2(a)(19) of the 1940 Act because of his association with the Adviser. For his services on the Board of Trustees, Mr. Taylor receives an annual fee of $15,000 from the Fund.
5. Shares of Common Stock
Transactions in shares of common stock were as follows:

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Shares Sold	985,860	1,047,307
Shares Redeemed	(461,116)	(881,004)
Shares Reinvested	—	23,258
Net Increase	524,744	189,561
Shares Outstanding:
Beginning of Year	12,055,799	11,866,238
End of Year	12,580,543	12,055,799

6. Tax Information
As of December 31, 2023, the Fund's most recently completed fiscal year end, cost of investments and distributable earnings on a tax basis were as follows:

Cost of Investments	$186,683,230
Gross tax unrealized appreciation	$223,725,787
Gross tax unrealized depreciation	(5,298,102)
Net unrealized appreciation	218,427,685
Undistributed ordinary income	99,042
Undistributed long-term capital gain	5,184,067
Other accumulated loss	—
Distributable earnings	$223,710,794

10

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited) (Continued)
The basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales and C-corporation basis adjustments.
The were no distributions made during the period ended June 30, 2024.
The tax character of distributions paid during the years ended December 31, 2023 and 2022 were as follows:

	2023	2022
Ordinary Income	$2,088,290	$1,737,257
Long-Term Capital Gain	$—	$5,112

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward and offset such losses against any future realized capital gains. At December 31, 2023, the Fund had a short-term capital loss carryover of $2,046,619, which may be carried forward for an unlimited period under the Regulated Investment Company Modernization Act of 2010. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss arising on the first day of the next taxable year. Qualified late year losses are certain capital losses which occur during the portion of the Fund's taxable year subsequent to October 31. The Fund does not plan to defer any later year ordinary or post-October capital losses.
7. Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with its service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.
8. Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2024, SEI Private Trust Company, for the benefit of Fund shareholders, owned 80.7% of the outstanding shares of the Fund.
9. Subsequent Events
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

11

EVERCORE EQUITY FUND
ADDITIONAL INFORMATION
Availability of Proxy Voting Information
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 443-4693 or by accessing the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.
Availability of Fund Portfolio Information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov, or by calling the Fund at (800) 443-4693. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1- 800-SEC-0330. In addition, the Fund will make its portfolio holdings information publicly available by posting the information at www.evercoreequityfund.com on a monthly basis.

12

TRUSTEES
Frederick Taylor, Chairman
Laird I. Grant
Katharine Plourde
OFFICERS
Frederick Taylor, President
Ruth Calaman, Executive Vice President, Secretary & Chief Compliance Officer
Dianna Caban, Executive Vice President & Treasurer
INVESTMENT ADVISOR
Evercore Wealth Management, LLC.
55 E. 52nd Street
23rd Floor
New York, New York 10055
CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212
ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bank Global Fund Services
615 E. Michigan Street
P.O. Box 701
Milwaukee, Wisconsin 53201
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
151 North Franklin Street, Suite 575
Chicago, IL 60606
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
EVERCORE EQUITY FUND
55 E. 52nd Street
23rd Floor
New York, New York 10055
(800) 443-4693
http://www.evercoreequityfund.com

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable for semi-annual reports.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wall Street EWM Funds Trust

By (Signature and Title)*	/s/ Frederick Taylor
Frederick Taylor, President

Date	9/6/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Frederick Taylor
Frederick Taylor, President

Date	9/6/24

By (Signature and Title)*	/s/ Dianna Caban
Dianna Caban, Treasurer

Date	9/5/24

* Print the name and title of each signing officer under his or her signature.